Equity	6 Months Ended	8 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity
Shareholder Equity

Note 15. Equity

As of June 30, 2025, the total number of shares which the Company shall have the authority to issue is five hundred and ten million (510,000,000) shares, which include 50,000,000 shares of Class A common stock, par value $0.0001 per share, 450,000,000 shares of Class B common stock, par value $0.0001 per share, and 10,000,000 shares of preferred stock. The Preferred Stock authorized by this Certificate of Incorporation may be issued in series. Each Series A Preferred Shares are convertible to Class B Common Shares on a 1 to 1 basis, and each Series B Preferred Shares are convertible to Class B Common Shares on a 1 to 100 basis. Holders of shares of Common Stock will exclusively possess all voting power with respect to the Company and are entitled vote on all matters submitted to the Company’s stockholders for their vote or approval. Each share of Class A Common Stock has the voting power of twenty-five votes and each share of Class B Common Stock has the voting power of one vote.

Reverse Recapitalization and De-SPAC Merger

On April 4, 2025, The Company consummated a business combination with Classover DE and BFAC (the SPAC), resulting in a reverse recapitalization. As part of the transaction:

•	·Former Classover DE shareholders received 12,500,000 shares of Company’s equity, including: ○ 6,535,014 Class A common shares to Hui Luo
○	1,531,864 Class B common shares to other Classover shareholders
○	1,000,000 Series A Preferred Shares to Classover equity holders
○	4,433,122 Class B common shares to convertible note holders upon conversion
•	BFAC Sponsor received 9,600,000 Class B common shares
•	Remaining BFAC IPO investors were issued 168,356 Class B common shares, representing residual trust shares post-redemptions (3,683,125 original shares less 3,514,769 redeemed)
•	17,250,000 warrants were exchanged 1-for-1 with original BFAC warrant holders

These equity issuances were part of the reverse recapitalization and accounted for in accordance with ASC 805-40. No goodwill or intangible assets were recorded. The conversion of convertible notes was accounted for in accordance with ASC 470-20, with no gain or loss recognized upon conversion.

Shares issued in connection with the Company’s Merger on April, 4, 2025:

Common Share

Holders of BFAC public shareholders – Class B	168,356
BFAC sponsors – Class B	9,600,000
Founder of Classover DE – Class A	6,535,014
Rest of Classover DE shareholders prior to merger – Class B	1,531,864
Convertible note holders of Classover Inc. prior to merger – Class B	4,433,122
Classover DE equity holders-Series A Preferred Shares	1,000,000
Total Class A common shares	6,535,014
Total Class B common shares	15,733,342
Total Series A Preferred Shares	1,000,000

PIPE Investment

On April 4 and April 14, 2025, a PIPE investor invested an aggregate of $5,000,000 via a PIPE agreement with 5,000 Series B Preferred Shares to the PIPE investor. Preferred shares were classified as equity under ASC 480. $5,000,000 was delivered, less $300,000 in transaction costs, with net proceeds of $4,700,000. On May 30, 2025, the Company issued 25,000 Class B common shares to the investor as consideration for waving specific financing restrictions under the PIPE agreement. Shares issued as contract modifications are recorded at fair value and $66,500 expense was recorded when the waiver becomes effective, per ASC 470 and ASC 505.

2024 Incentive Plan

In connection with the Reorganization Merger, the Company adopted the Equity Incentive Plan (the “2024 Incentive Plan”). The 2024 Incentive Plan provides for grants of stock options, stock appreciation rights, restricted stock, restricted stock units, and other stock or equity-related cash-based awards. Directors, officers and other employees of the Company and its subsidiaries, as well as others performing consulting or advisory services for the Company, will be eligible for grants under the 2024 Incentive Plan.

The 2024 Incentive Plan provides for the future issuance of shares of the Company’s Class B Common Shares, representing 8% of the number of shares of the Company’s Common Stock outstanding following the Business Combination (after giving effect to the Redemption). Accordingly, the 2024 Incentive Plan is eligible to issue up to 3,268,668 Class B Common Shares.

•	On April 17, 2025, 820,000 shares were granted as equity-based compensation to two employees of the Company, which will be vested over three years.
•	On April 28, 2025, 100,000 shares were issued to a third-party advisor for advisory services which will be vested over one year.

Shares were measured at fair value on grant date under ASC 718. Compensation cost is recognized ratably over the vesting period. During the three and six months ended June 30, 2025, stock compensation cost were $137,278.

Other equity transactions

On April 17, 2025, 190,000 shares were issued to a professional service provider as part of an outstanding bill payment amount to $430,000.

On June 30, 2025, 415,131 Series A Preferred Shares were converted into an equivalent number of Class B common shares on a 1:1 basis. The conversion was accounted for as an equity-for-equity exchange under ASC 505. No gain or loss recognized.

On June 30, 2025, the Company acquired intellectual property using $1,250,000 cash, 800,000 Class B common shares and 739,278 warrants. The transaction was accounted for under ASC 805-50 as an asset acquisition. Shares and warrants were valued at fair value on grant date. (See Note 5)

Note 4 – Shareholder Equity

Preferred Shares

The Company is authorized to issue 10,000,000 preferred shares with a par value of $0.0001 and with such designations, voting, limitation, and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2024, there were no preferred shares issued or outstanding.

Class A Ordinary shares

The Company is authorized to issue 50,000,000 Class A ordinary shares with a par value of $0.0001 per share. Holders are entitled to one vote for each share of Class A ordinary shares. As of December 31, 2024, there were no Class A ordinary shares issued or outstanding.

Class B Ordinary shares

The Company is authorized to issue 450,000,000 Class B ordinary shares with a par value of $0.0001 per share. Holders are entitled to five votes for each share of Class B ordinary shares. As of December 31, 2024, there were 100 Class B ordinary shares issued and outstanding.

Except as otherwise required by law or in the Bylaws, the holders of shares of Class A Common Stock and Class B Common Stock shall (a) at all times vote together as a single class on all matters (including the election of directors) submitted to a vote or for the consent (if action by written consent of the stockholders is permitted at such time under this Certificate of Incorporation) of the stockholders of the Company, (b) be entitled to notice of any stockholders' meeting in accordance with the Bylaws of the Company and (c) be entitled to vote upon such matters and in such manner as may be provided by General Corporation Law of the State of Delaware (the “DGCL”). Except as otherwise expressly provided herein or required by the DGCL, each holder of Class A Common Stock shall have the right to one (1) vote per share of Class A Common Stock held of record by such holder and each holder of Class B Common Stock shall have the right to five (5) votes per share of Class B Common Stock held of record by such holder.